UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of
              Merrill Lynch Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                                                Face             Interest             Maturity
Issue                                                         Amount             Rate*                  Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                $ 32,000             5.30   %             8/16/2007         $    32,000
                                                              53,000             5.305                8/27/2007              53,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $85,000)                                                                               85,000
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 18.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, NY                                       45,500             5.265 (a)           12/31/2007              45,497
                                                              38,325             5.265 (a)            7/03/2008              38,323
-----------------------------------------------------------------------------------------------------------------------------------
Banque Nationale de Paris, NY                                 36,675             5.27                10/03/2007              36,675
                                                              56,555             5.31                11/20/2007              56,555
                                                              53,085             5.325               11/30/2007              53,085
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                         50,000             5.305 (a)            8/02/2007              50,000
                                                              35,000             5.305 (a)            8/08/2007              35,000
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, NY                                                    27,000             5.27  (a)            4/02/2008              26,995
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY                        67,000             5.41  (a)            3/17/2008              67,000
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY                                             10,000             5.30                 8/01/2007              10,000
                                                              45,000             5.30                 8/20/2007              45,000
                                                              60,000             5.30                 8/21/2007              60,000
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                          43,145             5.385                3/11/2008              43,145
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY                                50,000             5.30                 8/15/2007              50,000
                                                              40,810             5.27                10/03/2007              40,810
                                                              16,075             5.28                10/05/2007              16,075
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Corporate Bank, NY                                     30,000             5.33                 8/21/2007              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Natixis, NY                                                   36,870             5.30  (a)            3/31/2008              36,862
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, NY                                  47,000             5.30                 8/15/2007              47,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $788,022)                                                                    788,022
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 58.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks North America, Inc.                        19,175             5.205                8/06/2007              19,158
                                                              40,000             5.25                 9/19/2007              39,708
                                                              20,000             5.26                10/09/2007              19,795
-----------------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                          20,000             5.30                 9/04/2007              19,903
                                                              24,645             5.25                10/22/2007              24,347
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Funding Corp.                                           11,000             5.23                 8/02/2007              10,997
                                                              12,500             5.24                 8/20/2007              12,464
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.                           10,000             5.275                8/31/2007               9,955
-----------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                    24,000             5.25                 9/14/2007              23,842
                                                              56,614             5.25                10/26/2007              55,896
                                                              80,000             5.25                10/30/2007              78,938
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Capital Funding Corp.                                   20,000             5.26                10/11/2007              19,790
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria Puerto Rico                   10,000             5.26                 9/10/2007               9,940
                                                              36,000             5.26                 9/18/2007              35,742
-----------------------------------------------------------------------------------------------------------------------------------
Banco Santander Puerto Rico                                   15,000             5.26                 9/20/2007              14,888
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                         32,000             5.23                 8/13/2007              31,940
                                                              42,000             5.17                 9/05/2007              41,783
-----------------------------------------------------------------------------------------------------------------------------------
Bavaria TRR Corp.                                             51,030             5.25                 8/01/2007              51,022
                                                              39,000             5.39                 8/07/2007              38,960
-----------------------------------------------------------------------------------------------------------------------------------
The Bear Stearns Cos., Inc.                                   10,645             5.18                 8/10/2007              10,630
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.                                            13,700             5.24                 8/22/2007              13,656
                                                              39,200             5.25                10/22/2007              38,725
-----------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                    50,000             5.25                10/04/2007              49,526
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                                                Face             Interest             Maturity
Issue                                                         Amount             Rate*                  Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                    $ 10,000             5.26   %             9/24/2007         $     9,920
                                                               5,000             5.255               10/09/2007               4,949
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Springs Capital Co.                                      6,000             5.25                10/16/2007               5,933
-----------------------------------------------------------------------------------------------------------------------------------
Cobbler Funding LLC                                            7,000             5.25                 8/24/2007               6,975
-----------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC, Series A                  18,000             5.30                10/19/2007              17,788
-----------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                        35,000             5.255               10/04/2007              34,668
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank Plc                                                39,000             5.36                 8/14/2007              38,920
-----------------------------------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                                         17,000             5.29                 8/20/2007              16,950
                                                              15,825             5.26                10/02/2007              15,679
-----------------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc.                                            23,000             5.26                 9/27/2007              22,805
                                                              30,000             5.26                 9/28/2007              29,741
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                30,000             5.24                10/19/2007              29,651
                                                              50,000             5.24                10/24/2007              49,381
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services                             40,000             5.19                 8/21/2007              39,879
-----------------------------------------------------------------------------------------------------------------------------------
Govco LLC                                                     31,000             5.255                9/13/2007              30,801
                                                              17,000             5.26                 9/14/2007              16,888
                                                              20,000             5.25                10/10/2007              19,793
                                                              25,000             5.245               10/23/2007              24,694
                                                              26,389             5.25                10/29/2007              26,043
-----------------------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                          2,700             5.17                 8/31/2007               2,688
                                                              30,805             5.185               11/19/2007              30,312
-----------------------------------------------------------------------------------------------------------------------------------
Greyhawk Funding LLC                                          30,000             5.26                 9/27/2007              29,746
                                                              20,000             5.25                10/10/2007              19,793
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                    69,000             5.25                10/17/2007              68,215
                                                              19,000             5.25                10/18/2007              18,781
-----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Plc                                    20,000             5.25                10/10/2007              19,793
                                                              25,000             5.25                10/22/2007              24,697
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC                                                   4,200             5.25                10/15/2007               4,153
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC                             13,000             5.25                10/25/2007              12,837
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Street Funding LLC                                    18,000             5.26                 9/12/2007              17,887
                                                              25,000             5.27                 9/17/2007              24,824
-----------------------------------------------------------------------------------------------------------------------------------
Links Finance LLC                                             50,000             5.23                 8/02/2007              49,985
-----------------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                     32,000             5.265                9/20/2007              31,761
-----------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.                                           33,745             5.22                 8/07/2007              33,711
                                                               9,765             5.215                8/13/2007               9,747
-----------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.                                      11,000             5.27                 9/17/2007              10,923
                                                               5,000             5.26                10/09/2007               4,949
-----------------------------------------------------------------------------------------------------------------------------------
North Sea Funding LLC                                         25,000             5.265                9/17/2007              24,824
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                             23,500             5.26                 9/26/2007              23,304
-----------------------------------------------------------------------------------------------------------------------------------
Picaros Funding LLC                                           60,000             5.26                10/16/2007              59,325
-----------------------------------------------------------------------------------------------------------------------------------
Polonius, Inc.                                                25,000             5.27                 9/17/2007              24,824
                                                               7,000             5.27                 9/20/2007               6,948
-----------------------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Osterreich AG                          18,000             5.25                10/03/2007              17,832
                                                              35,000             5.25                10/10/2007              34,638
-----------------------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                      5,000             5.24                 8/15/2007               4,989
-----------------------------------------------------------------------------------------------------------------------------------
Sedna Finance, Inc.                                           10,000             5.25                10/25/2007               9,875
-----------------------------------------------------------------------------------------------------------------------------------
Silver Tower US Funding LLC                                   15,000             5.24                 8/07/2007              14,985
-----------------------------------------------------------------------------------------------------------------------------------
Simba Funding Corp.                                           74,329             5.245                9/04/2007              73,950
                                                              40,000             5.26                 9/13/2007              39,743
                                                              13,000             5.26                 9/18/2007              12,907
                                                              36,000             5.26                 9/21/2007              35,726
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                                                Face             Interest             Maturity
Issue                                                         Amount             Rate*                  Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB                            $ 13,735             5.205  %             8/08/2007         $    13,719
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, North America, Inc.                         10,000             5.25                10/05/2007               9,904
                                                              28,000             5.25                11/02/2007              27,616
-----------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                         15,000             5.24                 8/23/2007              14,950
-----------------------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                          12,000             5.27                 9/10/2007              11,928
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB                                          65,000             5.26                 9/06/2007              64,649
-----------------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.                15,553             5.26                 9/26/2007              15,423
                                                              30,000             5.25                10/26/2007              29,619
-----------------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                                       14,000             5.28                 8/06/2007              13,988
                                                              30,000             5.30                 8/29/2007              29,872
-----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                   60,000             5.245               10/24/2007              59,257
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank (Ireland) Plc                         7,995             5.21                 8/06/2007               7,988
                                                              80,050             5.15                 8/09/2007              79,947
-----------------------------------------------------------------------------------------------------------------------------------
Versailles CDS, LLC                                           31,000             5.26                 9/17/2007              30,783
                                                              29,000             5.255               10/10/2007              28,699
-----------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                     25,000             5.26                 9/21/2007              24,810
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                          9,100             5.18                 8/08/2007               9,090
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Securities NZ Ltd.                                    30,000             5.245               10/23/2007              29,633
-----------------------------------------------------------------------------------------------------------------------------------
Whistlejacket Capital LLC                                     10,000             5.275                9/17/2007               9,930
-----------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                                         20,000             5.25                10/26/2007              19,746
-----------------------------------------------------------------------------------------------------------------------------------
Zela Finance, Inc.                                            10,700             5.26                10/17/2007              10,578
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $2,453,864)                                                                                2,453,864
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 10.5%
-----------------------------------------------------------------------------------------------------------------------------------
ANZ National International Ltd.                               23,000             5.32  (a)            8/06/2008              23,000
-----------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                     15,000             5.34  (a)            8/22/2008              15,000
-----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                  24,500             5.326 (a)            8/08/2007              24,500
-----------------------------------------------------------------------------------------------------------------------------------
Arkle Master Issuer Plc Series 2006-1A Class 1A               10,800             5.30  (a)           11/19/2007              10,800
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                               10,000             5.32  (a)            8/19/2008              10,000
-----------------------------------------------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                                      16,000             5.35  (a)            4/04/2008              16,002
                                                              16,000             5.35  (a)            4/07/2008              16,002
-----------------------------------------------------------------------------------------------------------------------------------
Cullinan Finance Corp.                                        26,825             5.30  (a)            6/25/2008              26,823
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                62,500             5.445 (a)           10/17/2007              62,500
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                     53,300             5.37  (a)            8/14/2008              53,300
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                            39,000             5.37  (a)            8/22/2008              39,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding, I                                     17,000             5.35  (a)            8/05/2008              17,000
                                                              13,000             5.41  (a)            8/14/2008              13,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                   13,000             5.44  (a)            7/25/2008              13,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                             23,000             5.45  (a)            7/08/2008              23,000
-----------------------------------------------------------------------------------------------------------------------------------
Principal Life Income Funding Trusts                          24,600             5.39  (a)           12/07/2007              24,605
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corp.                                           40,000             5.32  (a)            9/28/2007              40,000
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         11,000             5.42  (a)            7/10/2008              11,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $438,532)                                                                                     438,532
-----------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co. (b)                               20,000             5.40  (a)           12/03/2007              20,000
                                                              50,000             5.37  (a)            6/09/2008              50,000
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (b)                       35,000             5.386 (a)            5/01/2008              35,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut (b)                      20,000             5.37  (a)            3/03/2008              20,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)                               40,000             5.43  (a)            4/14/2008              40,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $165,000)                                                                                  165,000
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                                                                Face             Interest             Maturity
Issue                                                         Amount             Rate*                  Date               Value
-----------------------------------------------------------------------------------------------------------------------------------
Secured Liquidity Notes - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC, Series C                $ 14,000             5.29   %             8/17/2007         $    13,965
                                                              16,500             5.30                 8/20/2007              16,451
-----------------------------------------------------------------------------------------------------------------------------------
Emerald Notes (BA Credit Card Trust)                          78,800             5.25                 8/21/2007              78,559
                                                              46,000             5.25                 8/23/2007              45,846
-----------------------------------------------------------------------------------------------------------------------------------
Valcour Bay Capital Co. LLC                                   30,000             5.32                 8/10/2007              29,956
                                                              10,000             5.30                 8/16/2007               9,976
-----------------------------------------------------------------------------------------------------------------------------------
Total Secured Liquidity Notes (Cost - $194,753)                                                                             194,753
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                    27,500             4.875                1/11/2008              27,499
                                                               7,000             4.96                 2/08/2008               7,000
-----------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                     15,000             5.27  (a)            2/20/2008              14,999
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                  4,700             4.21                 9/14/2007               4,700
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                   12,000             4.45                 9/28/2007              12,000
                                                               9,300             4.705               10/11/2007               9,300
                                                               9,000             4.75                10/24/2007               9,000
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $84,498)                                  84,498
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
$ 50,000       Deutsche Bank Securities, Inc. purchased on 7/31/2007 to yield 5.29% to 8/01/2007, repurchase price
               $50,007, collateralized by FHLMC, 5.20%-5.75% due 9/26/2007-8/10/2018                                         50,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreement (Cost - $50,000)                                                                                  50,000
-----------------------------------------------------------------------------------------------------------------------------------
      Total Investments  (Cost - $4,259,669**)  - 101.8%                                                                  4,259,669

      Liabilities in Excess of Other Assets - (1.8%)                                                                        (75,752)
                                                                                                                        -----------
      Net Assets - 100.0%                                                                                               $ 4,183,917
                                                                                                                        ===========

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at July 31, 2007.
**    The cost for federal income tax purposes.
(a)   Floating rate security.
(b) Restricted securities as to resale, representing 3.9% of net assets were as follows:

      --------------------------------------------------------------------------
                                         Acquisition
      Issue                                  Date           Cost         Value
      --------------------------------------------------------------------------
      Genworth Life Insurance Co.:
          5.40% due 12/03/2007            12/01/2006     $  20,000     $  20,000
          5.37% due 6/09/2008              6/06/2007        50,000        50,000

      Jackson National
          Life Insurance Co.,
          5.386% due 5/01/2008             5/01/2007        35,000        35,000

      MetLife Insurance Co. of
          Connecticut,
          5.37% due 3/03/2008              3/01/2007        20,000        20,000

      New York Life Insurance Co.,
          5.43% due 4/14/2008              5/22/2007        40,000        40,000
      --------------------------------------------------------------------------
      Total                                              $ 165,000     $ 165,000
                                                         =========     =========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 20, 2007